Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement of comprehensive income [abstract]
Net profit	€ 7,140		€ 8,269		€ 6,621
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	(28)		36		166
Remeasurement of defined benefit pension plans	(510)		(473)		1,734
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges	(27)		(91)		279
Currency retranslation gains/(losses)	(1,461)	[1]	614	[2]	1,177
Total comprehensive income	5,114		8,355		9,977
Attributable to:
Non-controlling interests	524		507		749
Shareholders’ equity	€ 4,590		€ 7,848		€ 9,228

[1]	Includes a hyperinflation adjustment of €308 million in relation to Argentina and Turkey.
[2]	Includes a hyperinflation adjustment of €514 million in relation to Argentina and Turkey.